SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal			$ (8,267)			$ (96,411)
State
Total deferred provision			(8,267)			(96,411)
Change in valuation allowance			8,267			96,411
Total provision for income taxes